Stock-Based Compensation - Schedule of Additional Information Related to Stock Options, SARs and RSUs (Detail) - Omnibus Plan [Member] - Restricted Stock Units and Performance Shares [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of share-based awards exercised or RSUs and PSUs vested	$ 67,420	$ 31,613	$ 28,880
Income tax benefit from share-based awards exercised or RSUs and PSUs vested	$ 23,288	$ 10,805	$ 9,975